Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Accounts Receivable

(3)                     Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable	2,218,801	2,473,683	393,029
Less: Allowance for doubtful accounts	(309,482)	(343,306)	(54,546)
Total accounts receivable, net	1,909,319	2,130,377	338,483

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Beginning balance	(986)	(323,025)	(309,482)	(49,172)
Additions	(322,668)	(788)	(45,612)	(7,246)
Reversal of allowance for doubtful accounts	—	13,886	6,624	1,051
Write-off of accounts receivable charged	629	445	5,164	821
Ending balance	(323,025)	(309,482)	(343,306)	(54,546)

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally 3 months from the date of billing. For certain customers the Company requires an advance payment before the sale is made.  Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 1,001,292 and RMB 894,021 (US$142,045) as of December 31, 2010 and 2011, respectively.  The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks.  Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2010 and 2011, 91% and 44%, respectively, of accounts receivable were denominated in currencies other than the RMB.